STOCK-BASED COMPENSATION (Tables) - ENERGY VAULT HOLDINGS, INC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of stock option activity

Stock option activity under the 2017 and 2020 Plans for the nine months ended September 30, 2021 is as follows:

	Options Outstanding
		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number of	Exercise Price	Contractual	Intrinsic
	Options	Per Share	Term (in years)	Value
Balance as of December 31, 2020	85,000	$0.63	7.48	$422,500
Stock options granted	147,000	5.43
Stock options exercised	(55,000)	0.10
Stock options forfeited, canceled, or expired	—	—
Balance as of September 30, 2021	177,000	4.78	9.11	$520,116
Options exercisable as of September 30, 2021	86,985	4.38	9.00	$348,245
Options vested and expected to vest as of September 30, 2021	177,000	$4.78	9.11	$520,116

	Options Outstanding
			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual	Aggregate
	Number of	Price Per	Term	Intrinsic
	Options	Share	(in years)	Value
Balance as of December 31, 2018	314,810	0.40	9.56	$221,278
Stock options granted	30,000	1.60
Stock options exercised	—	—
Stock options forfeited, canceled, or expired	(259,810)	0.46
Balance as of December 31, 2019	85,000	0.63	8.48	$623,100
Stock options granted	—	—
Stock options exercised	—	—
Stock options forfeited, canceled, or expired	—	—
Balance as of December 31, 2020	85,000	0.63	7.48	$422,500
Options exercisable as of December 31, 2020	73,125	0.35		$375,000
Options vested and expected to vest as of December 31, 2020	85,000	0.63	7.48	$422,500

Schedule of assumptions used for estimated fair value of employee stock options granted

The fair value of stock option awards was determined on the grant date using the Black-Scholes valuation model based on the following weighted-average assumptions:

Expected volatility	90%
Common stock value	$7.53
Risk free interest rate	0.06%
Expected dividend yield	—
Expected term (years)	6.25

Expected volatility	80%
Risk free interest rate	2.50%
Expected dividend yield	—
Expected term (years)	6.25

Schedule of restricted stock units activity

Restricted stock units activity for the nine months ended September 30, 2021 is as follows:

		Weighted Average
		Grant Date Fair
	Share	Value per Share
Balance as of December 31, 2020	—	$—
Restricted Stock units granted	588,117	4.95
Restricted Stock units forfeited	—	—
Restricted Stock units vested	—	—
Balance as of September 30, 2021	588,117	$4.95

Schedule of outstanding unvested stock activities

Unvested
Common
Stock
Balances outstanding at December 31, 2020	450,424
New grants or issues	889,883
Common stock vested	(425,814)
Balances outstanding at September 30, 2021	914,493

Unvested
Common
Stock
Balances outstanding at December 31, 2018	1,184,550
New grants or issues	259,810
Common stock vested	(526,184)
Balances outstanding at December 31, 2019	918,176
Common stock vested	(467,753)
Balances outstanding at December 31, 2020	450,424

Schedule of stock-based compensation expense recognized for both employees and non-employees

Total stock-based compensation expense recognized for both employees and non-employees was as follows:

	Nine Months Ended September 30,
	2021	2020
Sales and marketing	$59,413	$17,104
Research and development	338,774	—
General and administrative	53,995	4,004
Total stock-based compensation expense	$452,182	$21,108

	2020	2019
Sales and marketing	$22,805	$22,805
Research and development	—	1,876
General and administrative	5,339	7,564
Total stock-based compensation expense	$28,144	$32,245